Long-Term Investments and Receivables	12 Months Ended
Dec. 31, 2022
Long-Term Investments and Receivables [Abstract]
LONG-TERM INVESTMENTS AND RECEIVABLES

Note 6:- long-term investments and receivables

	December 31,
	2022	2021
Prepaid expenses and deposits	$15,173	$17,139
Investments in financial assets designated at fair value through other comprehensive income	9,870	680
Trade receivables and unbilled receivables	5,379	2,960
Financial assets designated at fair value through profit or loss	4,856	35
Dividend preference derivative in TSG (see Note 8)	3,000	2,023
Others	707	839
	$38,985	$23,676